Guarantees and product warranty (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Related liability	$ 14		$ 7	$ 10
Guarantor Obligations
Percentage of equity interest sold in subsidiary (as a percent)		65.00%
Guarantees, maximum potential amount of future payments	576		365	420
Financial Special-Purpose Company's assets in Consolidated Statement of Financial Position	927		586	365
Financial Special-Purpose Company's liabilities in Consolidated Statement of Financial Position	927		586	365
Unused commitments and lines of credit for dealers	10,863		6,469	6,408
Unused commitments and lines of credit for customers	4,690		2,785	2,613
Caterpillar dealer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	180		140	185
Customer guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	167		186	170
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	0		11	17
Third party logistics business
Guarantor Obligations
Guarantees, maximum potential amount of future payments	176		0	0
Other guarantees
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 53		$ 28	$ 48